Annual Operating Expenses - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2015 Fund	Sep. 28, 2024
Fidelity Advisor Managed Retirement 2015 Fund - Class A
Operating Expenses:
Management fee	0.46%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.71%
Fidelity Advisor Managed Retirement 2015 Fund - Class I
Operating Expenses:
Management fee	0.46%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.46%